Derivative financial instruments and hedging activities - Disclosure of detailed information about hedging instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 7,776,875	$ 6,415,878
IBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	155,405	116,556
IBOR [member] | Interest rate contracts [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	40,208	38,730
IBOR [member] | Interest rate contracts [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount		290
IBOR [member] | Interest rate contracts [member] | CDOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	114,159	76,931
IBOR [member] | Non-derivative instruments [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	237	215
IBOR [member] | Total Return Swaps [member] | CDOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 801	$ 390